Receivables and Other Current Assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	€ 8,926	€ 8,334
Trade receivables
Disclosure of Trade and Other Receivables [Line Items]
Transfers	(38)
Telefónica United Kingdom | Trade receivables
Disclosure of Trade and Other Receivables [Line Items]
Transfers		207
Government
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	€ 439	€ 341